UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-22228
Investment Company Act file number

PNMAC Mortgage Opportunity Fund, LP

3043 Townsgate Road  Westlake Village, California 91361

Derek W. Stark, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LP
3043 Townsgate Road  Westlake Village, California 91361
 (818) 224-7050

Copies to:

Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2016

Item 1. Consolidated Schedule of Investments.

PNMAC Mortgage Opportunity Fund, LP
Schedule of Investments
September 30, 2016 (Unaudited)

INVESTMENTS - 116%*
INVESTMENTS IN NONAFFILIATES - 103%*

Description	Note interest rate	Maturity date	State	Principal amount	Fair value
Mortgage loans
Mortgage Loan ID#1000043954**	5.25%	5/1/2037	FL	$2,227,580	$1,617,609
Mortgage Loan ID#1000043569**	3.38%	9/1/2036	CA	1,506,530	1,362,304
Mortgage Loan ID#1000015063**	7.38%	9/1/2036	FL	1,350,000	1,223,817
Mortgage Loan ID#1000028984**	3.00%	6/1/2056	CA	1,527,701	973,884
Mortgage Loan ID#1000043880**	3.00%	2/1/2035	OR	1,387,425	930,628
Mortgage Loan ID#1000002193	6.88%	6/1/2037	DC	990,000	881,585
Mortgage Loan ID#1000015179**	4.25%	10/1/2043	CT	871,063	723,738
Mortgage Loan ID#1000016663**	6.88%	5/1/2037	OR	799,863	720,661
Mortgage Loan ID#1000035099**	6.00%	7/1/2037	NY	999,000	718,463
Mortgage Loan ID#1000043772**	5.88%	7/1/2037	FL	920,218	674,011
Mortgage Loan ID#1000016006**	7.15%	2/1/2037	NY	641,150	665,667
Mortgage Loan ID#1000001411	3.00%	7/1/2047	CA	832,829	637,171
Mortgage Loan ID#1000029387**	8.25%	6/1/2037	NY	600,000	630,000
Mortgage Loan ID#1000035760**	3.31%	11/1/2034	NJ	548,714	627,432
Mortgage Loan ID#1000043694**	3.38%	3/1/2056	CT	770,253	610,977
Mortgage Loan ID#1000043744**	3.50%	8/1/2055	CA	885,337	605,487
Mortgage Loan ID#1000015520**	8.00%	11/1/2037	GA	1,000,000	599,513
Mortgage Loan ID#1000035343**	6.50%	12/1/2043	CA	890,105	583,017
Mortgage Loan ID#1000034768**	3.25%	4/1/2036	NY	638,265	575,681
Mortgage Loan ID#1000016833**	6.50%	10/1/2037	NY	645,282	569,266
Mortgage Loan ID#1000026305**	2.00%	3/1/2056	CA	784,778	545,526
Mortgage Loan ID#1000026020**	4.00%	6/1/2037	CA	549,667	538,748
Mortgage Loan ID#1000000557**	6.90%	3/1/2037	NJ	990,473	532,747
Mortgage Loan ID#1000026350**	6.50%	1/1/2037	NY	719,176	530,499
Mortgage Loan ID#1000000560**	6.80%	1/1/2037	NY	613,522	495,040
Mortgage Loan ID#1000025942**	4.00%	9/1/2050	CA	635,546	491,008
Mortgage Loan ID#1000003907**	6.00%	7/1/2037	MD	579,090	488,199
Mortgage Loan ID#1000002404	3.44%	9/1/2036	NY	755,396	482,810
Mortgage Loan ID#1000043559**	2.88%	8/1/2045	VA	619,365	471,945
Mortgage Loan ID#1000002180	2.00%	8/1/2055	NY	765,289	463,927
Mortgage Loan ID#1000001628	10.37%	6/1/2037	NY	451,250	462,617
Mortgage Loan ID#1000038435**	5.38%	2/1/2056	CA	525,829	455,232
Mortgage Loan ID#1000025998**	3.00%	12/1/2053	CA	573,810	447,649
Mortgage Loan ID#1000028857**	7.75%	9/1/2036	NY	455,000	439,884
Mortgage Loan ID#1000016313**	7.00%	10/1/2037	NY	413,491	434,165
Mortgage Loan ID#1000035519**	5.25%	12/1/2036	MA	464,304	433,447
Mortgage Loan ID#1000028071**	4.25%	2/1/2046	NJ	742,642	430,107
Mortgage Loan ID#1000035161**	7.75%	9/1/2037	NJ	632,986	426,553
Other				153,912,764	83,895,635
				185,215,692	108,396,650

Description	State
Real estate acquired in settlement of loans
Property ID#1000043536**	MN	860,000	880,000
Property ID#1000027733**	IL	573,920	800,000
Property ID#1000026981**	MA	777,294	746,908
Property ID#1000027525**	NJ	554,549	620,000
Property ID#1000026843**	CA	536,000	567,216
Property ID#1000016710	NJ	529,780	565,000
Property ID#1000001643**	FL	621,672	560,000
Property ID#1000029380**	NJ	400,000	516,665
Property ID#1000001655**	NY	648,000	455,000
Property ID#1000016184**	NJ	440,000	452,500
Property ID#1000038487**	NY	444,734	450,356
Property ID#1000001636	FL	564,000	430,000
Other		18,803,377	14,552,122
		25,753,325	21,595,767

TOTAL INVESTMENTS IN NONAFFILIATES (Cost $112,748,346)		210,969,017	129,992,417

INVESTMENTS IN AFFILIATES - 13%*

Name of Issuer		Shares	Fair value
Short-Term Investment
BlackRock Liquidity Funds: TempFund Institutional Shares ^		16,352,032	16,352,032

TOTAL INVESTMENTS IN AFFILIATES (Cost $16,352,032)		16,352,032	16,352,032

TOTAL INVESTMENTS (Cost $129,100,378)			146,344,449

LIABILITIES - 56%*
Description	Cusip	Note rate	Maturity date	Principal amount	Fair value
Asset-backed secured financing
PNMAC 2015-NPL1 A-1-144A ^	70932GAA8	4.00%	3/25/2055	$70,057,403	$70,473,544

TOTAL LIABILITIES (Proceeds $69,949,740)					70,473,544

Other assets in excess of other liabilities - 40%*					50,451,588

TOTAL PARTNERS' CAPITAL - 100%*					$126,322,493

*	Percentages are stated as a percent of partners’ capital
**	Pledged as collateral for asset-backed financing
^	Investment represents securities held or issued by related parties
All investments are in the United States of America.

Fair Value of Investments

PNMAC Mortgage Opportunity Fund, LP (“the Master Fund”) carries its investments at fair values with changes in fair value recognized in current period results of operations. The Master Fund groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the observability of the inputs used to determine fair value. The three levels are described below:

Level 1 – Quoted prices in active market for identical assets or liabilities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Master Fund. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, unobservable inputs may be used. Unobservable inputs reflect PNMAC Capital Management, LLC (the “Investment Manager”) own judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.

As a result of the difficulty in observing certain significant valuation inputs affecting “Level 3” fair value financial statement items, the Investment Manager is required to make judgments regarding these items’ fair values.  Different persons in possession of the same facts may reasonably arrive at different conclusions as to the inputs to be applied in estimating the fair value of these financial statement items and their fair values.  Likewise, due to the general illiquidity of some of these financial statement items, subsequent transactions may be at values significantly different from those reported.

Changes in valuation techniques may also result in transfer in or out of an investment's assigned level within the hierarchy.  No such transfers were recorded during the period presented.

Following is a summary of financial statement items that are measured at fair value on a recurring basis for the period ended September 30, 2016

Note 3—Fair Value
	Level 1	Level 2	Level 3	Total
Assets:
Mortgage loans	$-	$-	$108,396,650	$108,396,650
Real estate acquired in settlement of loans	-	-	21,595,767	21,595,767
Short-term investment	16,352,032	-	-	16,352,032
	$16,352,032	$-	$129,992,417	$146,344,449

Liablities:
Asset-backed financing	$-	$-	$70,473,544	$70,473,544

There were no transfers of items measured at fair value between fair value hierarchy levels during the period ended September 30, 2016.

The following table presents a roll forward of the assets for which Level 3 inputs were used to determine value for the period ended September 30, 2016.

	Mortgage loans	REO	Total
Assets:
Balance at January 1, 2016	$147,321,277	$28,868,864	$237,511,439
Sales	(37,147,612)	(19,166,199)	(56,313,811)
Repayments	(6,886,381)	-	(6,886,381)
Capitalization of interest	6,801,065	-	6,801,065
Accrual of unearned discounts	15,001,167	-	15,001,167
Transfers of mortgage loans and advances to REO	(9,994,155)	12,546,693	2,552,538
Net gains/(losses):
Realized	61,177	(1,787,472)	(1,726,295)
Unrealized	(6,759,888)	1,133,881	(5,626,007)
Balance at September 30, 2016	$108,396,650	$21,595,767	$191,313,715

Changes in fair value recognized during the period
relating to assets still held at September 30, 2016	$3,240,140	$(291,724)	$2,948,416

Asset-backed
financing
Liabilities:
Balance at January 1, 2016	$86,629,398
Repayments	(17,440,411)
Net unrealized losses	1,284,557
Balance at September 30, 2016	$70,473,544

Changes in fair value recognized during the period
relating to liabilities still carried at September 30, 2016	$1,284,557

Valuation Techniques and Assumptions

Mortgage Loans

The mortgage loans held by the Master Fund are generally not saleable into active mortgage loan markets. Therefore the Master Fund classifies these assets as “Level 3” fair value financial statement items, and their fair values are generally estimated using a discounted cash flow valuation model. Inputs to the model include current interest rates, loan amount, payment status and property type, and forecasts of future interest rates, home prices, prepayment speeds, default and loss severities.

The Investment Manager incorporates lack of liquidity into its fair value estimates based on the type of asset or liability measured and the valuation method used. For mortgage loans expected cash flows are discounted at an appropriate market discount rate that is intended to reflect the lack of liquidity in the market for distressed mortgage loans.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s mortgage loans are discount rate, home price projections, voluntary prepayment speeds and default speeds. Significant changes in any of those inputs in isolation could result in a significant change to the loans’ fair value measurement. Increases in home price projections are generally accompanied by an increase in voluntary prepayment speeds.

Following is a quantitative summary of key inputs used in the valuation of mortgage loans at fair value:

Valuation Techniques	Key Inputs	Range (Weighted average)
Discounted cash flow	Discount rate	2.5% - 26.9%
(8.5%)
	Twelve-month housing price index change	3.8% - 5.2%
(4.3%)
	Voluntary Prepayment speed (Life voluntary CRR) (1)	0.1% - 100.0% (2.8%)
	Total Prepayment speed (Life total CPR) (2)	2.0% - 100.0%
(15.3%)

(1) Prepayment speed is measured using Constant Repayment Rate (“CRR”). (2) Prepayment speed is measured using Conditional Prepayment Rate (“CPR”).

Changes in fair value attributable to investment-specific credit risk are measured by the effect on the mortgage loan’s fair value of changes in the respective mortgage loan’s delinquency status and history at period-end from the later of the beginning of the period or acquisition date.

Real Estate Acquired in Settlement of Loans

Fair value of real estate acquired in settlement of loans (“REO”) is determined by using a current estimate of fair value from a broker’s price opinion, a full appraisal or the price given in a pending contract of sale. REO values are reviewed by the Investment Manager’s staff appraisers when the Master Fund obtains multiple indications of fair value and there are significant differences between the fair values. The Investment Manager’s staff appraisers will attempt to resolve the differences between the indications of fair value. In circumstances where the appraisers are not able to generate adequate data to support a fair value conclusion, the staff appraisers will order an additional appraisal to resolve the property’s fair value.

REO may be subsequently revalued due to the Master Fund receiving greater access to the property, the property being held for an extended period or management receiving indications that the property’s value may not be supported by developing market conditions.

Asset-Backed Secured Financing

The fair value of the Master Fund’s asset-backed secured financing is estimated based on quoted indications of fair value provided by non-affiliate brokers.

Item 2. Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PNMAC Mortgage Opportunity Fund, LP

By (Signature and Title)  /s/ Stanford L. Kurland
  Stanford L. Kurland, CEO

Date  November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Stanford L. Kurland
  Stanford L. Kurland, CEO

Date  November 29, 2016

By (Signature and Title)  /s/ Anne D. McCallion
  Anne D. McCallion, CFO

Date  November 29, 2016